Document And Entity Information (USD $)	12 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Entity Registrant Name	BOSTON CAPITAL TAX CREDIT FUND II LTD PARTNERSHIP
Entity Central Index Key	0000853566
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0